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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2008



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.



Institutional Investment Manager Filing this report:



Name: John Hancock Life Insurance Company



Address: P.O. Box 111, John Hancock Place



Boston, MA 02217



13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:



Name: Tina M. Marks



Title: Reconciliation Manager



Phone: 617-572-1662



Signature, Place, and Date of Signing:



/s/Tina M. Marks   200 Berkeley St.   Boston, MA 02117   May 13, 2008

---------------------------------------------------------------------

Signature                       Place                        Date



Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:



Form 13F File Number Name

28-03222             John Hancock Advisors, Inc.

28-03673             Sovereign Asset Management Corporation



                                     Page 1







                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers:       1



Form 13F information table entry total:  13



"Form 13F information table value total: 55,128,987



List of other included managers:



No. Form 13F File Number  Name



1   028-11519             Manulife Financial Corporation



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John Hancock Life Insurance Company

March 31, 2008





           Item 1          	 Item 2	 Item 3     	 Item 4     	 Item 5     	    Item 6             	 Item 7	           Item 8

                           	       	            	            	            	 Investment Discretion 	  Mgr  	    Voting Athrty-Shres

Name of Issuer             	 Class 	 Cusip      	 Fair Market	 Principal or Sole Shrd/Aff Shrd/Oth	       	     Sole Shrd None

                           	       	            	      Value 	 # of Shares

AMR Corp                   	 common	 001765 10 6	   568,440  	    63,160  	       X               	   1   	  63,160

Allied Healthcare Intl Inc 	 common	 01923A 10 9	  1,176,841 	   749,580  	       X               	   1   	 749,580

Delta Airlines Inc         	 common	 247361 70 2	  3,415,813 	   396,266  	       X               	   1   	 396,266

Enerplus Resources Fund    	 common	 29274D 60 4	 13,208,420 	   304,552  	       X               	   1   	 304,552

Hawaiian Holdings Inc      	 common	 419879 10 1	  3,149,318 	   534,689  	       X               	   1   	 534,689

Knology Inc                	 common	 499183 80 4	     8,974  	       693  	       X               	   1   	              693

MetroPCS Commncatns Inc    	 common	 591708 10 2	 13,390,832 	   787,696  	       X               	   1   	          787,696

Northwest Airlines Corp    	 common	 667280 40 8	   419,535  	    46,615  	       X               	   1   	  46,615

Portland General Electrc Co	 common	 736508 84 7	  4,412,681 	   195,945  	       X               	   1   	 195,945

Range Resources Corp       	 common	 75281A 10 9	  6,878,927 	   108,689  	       X               	   1   	 108,689

Trubion Pharmaceuticls Inc 	 common	 89778N 10 2	   228,975  	    24,385  	       X               	   1   	  24,385

UAL Corp                   	 common	 902549 80 7	  7,961,357 	   370,468  	       X               	   1   	 370,468

US Airways Group Inc       	 common	 90341W 10 8	   308,873  	    34,783  	       X               	   1   	  34,783

TOTALS                     	       	            	 55,128,987 	 3,617,521  	                       	       	2,829,132  788,389




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